Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Financial Assets and Liabilities

Note 16—Financial Assets and Liabilities

Financial assets and liabilities comprise the following:

	2024	2023
	(EUR’000)
Financial assets by category
Trade receivables	166,280	35,874
Other receivables (excluding indirect tax receivables)	3,964	3,909
Marketable securities	—	7,275
Cash and cash equivalents	559,543	392,164
Financial assets measured at amortized cost	729,787	439,222
Total financial assets	729,787	439,222
Classified in the statement of financial position
Non-current assets	2,317	2,127
Current assets	727,470	437,095
Total financial assets	729,787	439,222

Financial liabilities by category
Borrowings
Convertible senior notes	458,207	407,095
Royalty funding liabilities	305,379	138,377
Lease liabilities	93,030	98,793
Trade payables and accrued expenses	96,394	94,566
Other liabilities (excluding indirect tax and employee related payables)	311	—
Financial liabilities measured at amortized cost	953,321	738,831
Derivative liabilities	150,670	143,296
Financial liabilities measured at fair value through profit or loss	150,670	143,296
Total financial liabilities	1,103,991	882,127
Classified in the statement of financial position
Non-current liabilities	365,080	222,996
Current liabilities	738,911	659,131
Total financial liabilities	1,103,991	882,127

Finance income and expenses are specified below:

	2024	2023	2022
	(EUR’000)
Finance income
Interest income	14,361	16,857	7,426
Remeasurement gain of financial liabilities	11,248	14,654	—
Foreign exchange translation (net)	—	12,346	44,755
Total finance income	25,609	43,857	52,181

Finance expenses
Interest expenses	65,504	44,065	30,682
Remeasurement loss of financial liabilities	7,374	—	15,483
Foreign exchange translation (net)	27,149	—	4,322
Total finance expenses	100,027	44,065	50,487

Interest income and interest expenses relate to financial assets and liabilities measured at amortized cost. Net exchange rate gains and losses primarily relate to U.S. Dollar/Euro fluctuations pertaining to the Company’s cash, cash equivalents, marketable securities and borrowings.

Borrowings

Convertible Senior Notes

In March 2022, the Company issued an aggregate principal amount of $575.0 million of fixed rate 2.25% convertible notes. The net proceeds from the offering of the convertible notes were $557.9 million (€503.3 million), after deducting the initial purchasers’ discounts and commissions, and transaction costs. The convertible notes rank equally in right of payment with all future senior unsecured indebtedness. Unless earlier converted or redeemed, the convertible notes will mature on April 1, 2028.

The convertible notes accrue interest at a rate of 2.25% per annum, payable semi-annually in arrears on April 1 and October 1 of each year, beginning on October 1, 2022. At any time before the close of business on the second scheduled trading day immediately before the maturity date, noteholders may convert their convertible notes at their option into the Company’s ordinary shares represented by ADSs, together, if applicable, with cash in lieu of any fractional ADS, at the then-applicable conversion rate. The initial conversion rate is 6.0118 ADSs per $1,000 principal amount of convertible notes, which represents an initial conversion price of $166.34 per ADS. The conversion rate and conversion price will be subject to customary adjustments upon the occurrence of certain events.

The convertible notes will be optionally redeemable, in whole or in part (subject to certain limitations), at the Company’s option at any time, and from time to time, on or after April 7, 2025, but only if the last reported sale price per ADS exceeds 130% of the conversion price on each of (i) at least 20 trading days, whether or not consecutive, during the 30 consecutive trading days ending on, and including, the trading day immediately before the date the Company sends the related optional redemption notice; and (ii) the trading day immediately before the date the Company sends such notice.

Royalty Funding Liabilities

The Company has entered into capped synthetic royalty funding agreements with Royalty Pharma (the “Purchaser”), which is presented as royalty funding liabilities, and represents the Company’s contractual obligations to pay a predetermined percentage of future commercial revenue until reaching a predetermined multiple of proceeds received, according to the detailed provisions of the synthetic royalty funding agreements.

YORVIPATH Agreement

In September 2024, the Company entered into a $150.0 million capped synthetic royalty funding agreement (the “Royalty Pharma Yorvipath Agreement”) with the Purchaser. The net proceeds were $148.2 million (€134.2 million) after deducting offering expenses.

Under the terms of the Royalty Pharma Yorvipath Agreement, the Company received an upfront payment of $150.0 million (the “Yorvipath Purchase Price”) in exchange for a 3% royalty on net revenue from sales of YORVIPATH in the U.S. (the “Yorvipath Revenue Payments”). The Yorvipath Revenue Payments to the Purchaser will cease upon reaching a multiple of the Yorvipath Purchase Price of 2.0 times, or 1.65 times if the Purchaser receives Yorvipath Revenue Payments in that amount by December 31, 2029.

The Royalty Pharma Yorvipath Agreement includes a buy-out option, which provides the Company with the right to settle all outstanding liabilities at any time by paying a buy-out amount equal to 2.0 times the Yorvipath Purchase Price minus the Yorvipath Revenue Payments paid to the Purchaser as of the effective date of the buy-out notice. However, if the buy-out notice is provided on or prior to September 30, 2028, and the Company has paid the Purchaser, Yorvipath Revenue Payments equal to the Yorvipath Purchase Price as of the date of the buy-out notice, then the buy-out amount is equal to 1.65 times the Yorvipath Purchase Price minus the Yorvipath Revenue Payments paid to the Purchaser as of the effective date of the buy-out notice.

SKYTROFA Agreement

In September 2023, the Company entered into a $150.0 million capped synthetic royalty funding agreement (the “Royalty Pharma Skytrofa Agreement”) with the Purchaser. The net proceeds were $146.3 million (€136.3 million) after deducting offering expenses.

Under the terms of the Royalty Pharma Skytrofa Agreement, the Company received an upfront payment of $150.0 million (the “Skytrofa Purchase Price”) in exchange for a 9.15% royalty on net revenue from sales of SKYTROFA in the U.S., beginning on January 1, 2025 (the “Skytrofa Revenue Payments”). The Skytrofa Revenue Payments to the Purchaser will cease upon reaching a multiple of the Skytrofa Purchase Price of 1.925 times, or 1.65 times if the Purchaser receives Skytrofa Revenue Payments in that amount by December 31, 2031.

The Royalty Pharma Skytrofa Agreement includes a buy-out option, which provides the Company with the right to settle all outstanding liabilities at any time by paying a buy-out amount equal to 1.925 times the Skytrofa Purchase Price minus the Skytrofa Revenue Payments paid to the Purchaser as of the effective date of the buy-out notice. However, if the buy-out notice is provided on or prior to December 31, 2028, and the Company has paid the Purchaser, Skytrofa Revenue Payments equal to the Skytrofa Purchase Price as of the date of the buy-out notice, then the buy-out amount is equal to 1.65 times the Skytrofa Purchase Price minus the Skytrofa Revenue Payments paid to the Purchaser as of the effective date of the buy-out notice.

Leases

The Company primarily leases office and laboratory facilities. Lease arrangements contain a range of different terms and conditions and are typically entered into for fixed periods. In order to improve flexibility to the Company’s operations, lease arrangements may provide the Company with option to extend the lease or terminate the lease within the enforceable lease term. In the Company’s current lease portfolio, extension and termination options are up to five years, in addition to the non-cancellable periods.

The following expenses related to lease activities were recognized in the consolidated statements of profit or loss:

	2024	2023	2022
	(EUR’000)
Lease expenses
Depreciation	12,312	11,875	11,740
Short term leases and leases of low value assets	285	353	280
Lease interest	3,303	3,581	3,842
Total lease expenses	15,900	15,809	15,862

In February 2022, the Company entered into a facility lease in Germany with an enforceable lease term of 15 years, and comprises total lease cash-outflows of €81.1 million. In addition, in December 2024, the Company entered into additional leases in Denmark with enforceable lease terms of 12 years with option to terminate earlier and comprise total lease cash-outflows of €16.2 million if not terminated earlier. The leases are expected to commence in 2025.

Financing Activities

The development in borrowings related to financing activities is specified below:

		Cash payments		Non-cash items
	Beginning of year	Repay- ments	Net proceeds	Additions/ (disposals)	Remeasure- ments	Accretion of interest	Foreign exchange translation	End of year
	(EUR’000)
Financing activities
December 31, 2024
Borrowings (excluding lease liabilities)	545,472	(11,819)	134,158	—	(11,248)	62,116	44,907	763,586
Lease liabilities	98,793	(14,677)	—	861	—	3,303	4,750	93,030
Total financing activities	644,265	(26,496)	134,158	861	(11,248)	65,419	49,657	856,616

Financing activities
December 31, 2023
Borrowings (excluding lease liabilities)	399,186	(12,054)	136,256	—	—	40,386	(18,302)	545,472
Lease liabilities	109,191	(14,006)	—	2,973	—	3,581	(2,946)	98,793
Total financing activities	508,377	(26,060)	136,256	2,973	—	43,967	(21,248)	644,265

Derivative Liabilities

Derivative liabilities relate to the foreign currency conversion option embedded in the convertible notes.

Fair value cannot be measured based on quoted prices in active markets or other observable inputs and accordingly, derivative liabilities are measured by using the Black-Scholes option-pricing model. Fair value of the option is calculated, applying the following assumptions: (1) conversion price; (2) the Company’s share price; (3) maturity of the option; (4) a risk-free interest rate equaling the effective interest rate on a U.S. government bond with the same lifetime as the maturity of the option; (5) no payment of dividends; and (6) an expected volatility using the Company’s share price (49.6% and 50.5% as of December 31, 2024 and December 31, 2023, respectively).

For additional description of fair values, refer to the following section “Fair Value Measurement.”

Sensitivity Analysis

On December 31, 2024, all other inputs and assumptions held constant, a 10% relative increase in volatility, will increase the fair value of derivative liabilities by approximately €15.0 million and indicates a decrease in profit or loss and equity before tax. Similarly, a 10% relative decrease in volatility indicates the opposite impact.

Similarly, on December 31, 2024, all other inputs and assumptions held constant, a 10% increase in the share price, will increase the fair value of derivative liabilities by approximately €30.8 million and indicates a decrease in profit or loss and equity before tax. Similarly, a 10% decrease in the share price indicates the opposite impact.

Fair Value Measurement

Because of the short-term maturity for cash and cash equivalents, receivables and trade payables, their fair value approximate carrying amount. Fair value compared to carrying amount of marketable securities, convertible notes, royalty funding liabilities and derivatives, and their level in the fair value hierarchy is summarized in following table, where;

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;

Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Level 3 inputs are unobservable inputs for the asset or liability.

	2024		2023
	Carrying amount	Fair value	Carrying amount	Fair value	Fair value level
	(EUR’000)				(1-3)
Financial assets
Marketable securities	—	—	7,275	7,266	1
Financial assets measured at amortized cost	—	—	7,275	7,266
Financial liabilities
Convertible senior notes	458,207	438,288	407,095	385,410	3
Royalty funding liabilities	305,379	305,673	138,377	143,975	3
Financial liabilities measured at amortized cost	763,586	743,961	545,472	529,385
Derivative liabilities	150,670	150,670	143,296	143,296	3
Financial liabilities measured at fair value through profit or loss	150,670	150,670	143,296	143,296

The following table specifies movements in level 3 fair value measurements:

	2024	2023	2022
	(EUR’000)
Derivative liabilities
January 1	143,296	157,950	—
Additions	—	—	142,467
Remeasurement recognized in financial income or expense	7,374	(14,654)	15,483
December 31	150,670	143,296	157,950